Note 15 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2021	December 31, 2022
Interest rate swap contracts	Current assets – Derivatives	540,753	1,142,682
Interest rate swap contracts	Long - term assets – Derivatives	-	2,669,244
Total derivative assets		540,753	3,811,926
Interest rate swap contracts	Long-term liabilities – Derivatives	952,666	-
Total derivative liabilities		952,666	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
Interest rate swap contracts– Unrealized (loss) / gain	(Loss) / gain on derivatives, net	(565,748)	153,835	4,223,839
Interest rate swap contracts- Realized (loss) / gain	(Loss) / gain on derivatives, net	(22,240)	(180,976)	131,818
Total net (loss) / gain on interest rate swap contracts		(587,988)	(27,141)	4,355,657